Reserve for Software Returns (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue Recognition, Allowances [Line Items]
Balance at beginning of period	$ 2,067	$ 1,228	$ 715
Charged against revenue	1,313	2,990	2,107
Amount written-off or used	(2,198)	(2,151)	(1,594)
Balance at end of period	$ 1,182	$ 2,067	$ 1,228